Material Agreements	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure of Material Agreements [Abstract]
Material Agreements

Note 11 - Material Agreements

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacture of Galaxy’s SLIM series of interactive panels. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three-year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two year increments unless three months’ notice is given by either party. The Company has met the requirements of the agreement.

Equity Purchase Agreements

On May 31, 2020, the Company entered into a two year purchase agreement (the "Equity Purchase Agreement") with an investor, which was amended and restated on July 9, 2020 and then again on December 29, 2020. Pursuant to the terms of the Equity Purchase Agreement, the investor agreed to purchase up to $10 million of the Company's common stock (subject to certain limitations) from time to time during the term of the Equity Purchase Agreement. During the three months ended March 31, 2023 and 2022, the Company issued 0 and 500,000 shares of common stock to the investor in exchange for proceeds for working capital. During the Nine Months ended March 31, 2022 and 2022, the Company issued 0 and 1,625,000 shares of common stock to the investor in exchange for proceeds for working capital.

On November 7, 2022, the Company signed a two year purchase agreement (“Equity Purchase Agreement”)  with an investor. Pursuant to the terms of the Equity Purchase Agreement, the investor agreed to purchase up to $5 million of the Company’s common stock (subject to certain limitations) from time to time during the term of the Equity Purchase Agreement. The common stock transactions will be “put” to the investor, at the option of the Company, at a discount equal to 80% of the average of the two lowest daily stock prices during a ten day period, in exchange for working capital proceeds. The Company will register the shares before puts are allowed. There is a commitment fee of 500,000 shares that will be issued to the investor. During the three months ended March 31, 2023 and 2022, the Company issued 4,429,130 and 0 shares of common stock to the investor in exchange for proceeds for working capital. During the Nine Months ended March 31, 2023 and 2022, the Company issued 9,429,130 and 0 shares of common stock to the investor in exchange for proceeds for working capital.

Accounts Receivable Factoring Agreement

On July 30, 2020, the Company entered into a two-year accounts receivable factoring agreement with a financial services company to provide working capital. Pursuant the agreement, the financial services company will pay the Company an amount up to eighty percent (80%) of the purchase price for the purchased accounts. Factoring fees are 2.5% of the face value of the account receivable sold to the factoring agent per month until collected. For collections over 90 days from the invoice date, the fee increases to 3.5%. The agreement contains a credit line of $1,000,000 and requires a minimum of $300,000 of factored receivables per calendar quarter. The agreement includes early termination fees and is guaranteed by the Company and by two of the stockholders individually. The Company paid collection fees of $30,964 and $11,216 during the three months ended March 31, 2023 and 2022, respectively. The Company paid collection fees of $150,183 and $36,244 during the Nine Months ended March 31, 2023 and 2022, respectively.

Employment Agreements

On January 1, 2020, the Company entered into an employment agreement with the Chief Executive Officer (CEO) of the Company for a two-year term which was amended on September 1, 2020, and further amended in 2022 to extend the term for an additional three-years. Under the amended employment agreement, the CEO will receive annual compensation of $500,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CFO, a minimum 26% of the total voting rights. The agreement includes a non-compete agreement and severance benefits of $90,000. In June 2022, 26 shares of Preferred Series G stock were issued to the CEO under terms of this agreement, which represents 26% of the voting power.

On January 1, 2020, the Company entered into an employment agreement with the Chief Finance Officer/Chief Operations Officer (CFO/COO) of the Company for a two-year term, which was amended on September 1, 2020, and further amended in 2022 to extend the term for an additional three-years. Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CEO, a minimum 25% of the total voting rights. The agreement includes a non-compete agreement and severance benefits of $72,000. In June 2022, 25 shares of Preferred Series G stock were issued to the CFO under terms of this agreement, which represents 25% of the voting power.

Investor Relations Agreement

The Company signed an agreement with an investment relations firm, commencing on May 1, 2022, requiring $10,000 per month and $20,000 worth of restricted stock issued 4 times in 2022, beginning May 1, 2022, June 1, September 1, and December 1, 2022. The agreement will automatically renew annually unless 60 days’ notice is given by either party. The Company paid $20,000 and issued 70,922 shares for investment relations services during the three months ended March 31, 2023. The Company paid $20,000 and issued 70,922 shares for investment relations services during the Nine Months ended March 31, 2023.  No fees or shares were issued during the three and Nine Months ended March 31, 2021.

Capital Markets Advisory Agreement

The Company signed an eight month Strategic Services agreement with an investor, commencing on May 1, 2022, requiring fees of 1,000,000 shares of common stock. The Company issued 1,000,000 shares for strategic services on August 1, 2022.

Advisory Services

In May 2020, an advisor agreed to be a non-exclusive advisor with respect to the identification and evaluation of potential business acquisition opportunities. In consideration for its services, the advisor may receive a cash fee equal to 3.5% of the purchase price if we close on a transaction with a target during the term of the agreement or within 12 months thereafter. In addition, (i) we will pay the advisor a cash fee payable at the closing equal to 1.5% of the gross proceeds we receive at each closing; (ii) (i) for an issuance of debt securities, a cash fee payable at the closing equal to 2.5% of the gross proceeds we receive at each closing; (iii) for an issuance of equity securities, a cash fee payable at the closing equal to 7.0% of the gross proceeds we receive at each closing. We will also reimburse the advisor for certain out of pocket expenses.

Note 11 – Material Agreements

Manufacturer and Distributorship Agreement

On September 15, 2018, the Company signed an agreement with a company in China for the manufacture of Galaxy’s SLIM series of interactive panels. The manufacturer agreed to manufacture, and the Company agreed to be the sole distributor of the interactive panels in the United States for a term of two years. The agreement includes a commitment by Galaxy to purchase $2 million of product during the first year beginning September 2018. If the minimum purchase is not met, the manufacturer can require the Company to establish a performance improvement plan, and the manufacturer has the right to terminate the agreement. The payment terms are 20% in advance, 30% after the product is ready to ship, and the remaining 50% 45 days after receipt. The manufacturer provides Galaxy with the product, including a three-year manufacturer’s warranty from the date of shipment. The agreement renews automatically in two year increments unless three months’ notice is given by either party. The Company has met the requirements of the agreement.

Equity Purchase Agreement

On May 31, 2020, the Company entered into a two year purchase agreement (the "Equity Purchase Agreement") with an investor, which was amended and restated on July 9, 2020 and then again on December 29, 2020. Pursuant to the terms of the Equity Purchase Agreement, the investor agreed to purchase up to $10 million of the Company's common stock (subject to certain limitations) from time to time during the term of the Equity Purchase Agreement. During the years ended June 30, 2022 and 2021, the Company issued 1,125,000 and 3,279,693 shares of common stock to the investor in exchange for proceeds for working capital to support research and development cost and other general and administrative expenses.

Accounts Receivable Factoring Agreement

On July 30, 2020, the Company entered into a two-year accounts receivable factoring agreement with a financial services company to provide working capital. Pursuant the agreement, the financial services company will pay the Company an amount up to eighty percent (80%) of the purchase price for the purchased accounts. Factoring fees are 2.5% of the face value of the account receivable sold to the factoring agent per month until collected. For collections over 90 days from the invoice date, the fee increases to 3.5%. The agreement contains a credit line of $1,000,000 and requires a minimum of $300,000 of factored receivables per calendar quarter. The agreement includes early termination fees and is guaranteed by the Company and by two of the stockholders individually. The Company paid collection fees of $73,865 and $77,600 during the years ended June 30, 2022 and 2021, respectively.

Employment Agreements

On January 1, 2020, the Company entered into an employment agreement with the Chief Executive Officer (CEO) of the Company for a two-year term which was amended on September 1, 2020 and further amended in 2022 to extend the term for an additional three-years. Under the amended employment agreement, the CEO will receive annual compensation of $500,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CFO, more than 51%  of the total voting rights. The agreement includes a non-compete agreement and severance benefits of $90,000. In June 2022, 26 shares of Preferred Series G stock were issued to the CEO under terms of this agreement, which represents 26% of the voting power.

On January 1, 2020, the Company entered into an employment agreement with the Chief Finance Officer/Chief Operations Officer (CFO/COO) of the Company for a two-year term, which was amended on September 1, 2020 and further amended in 2022 to extend the term for an additional three-years. Under the amended employment agreement, the CFO/COO will receive annual compensation of $250,000, and an annual discretionary bonus based on profitability and revenue growth and preferred stock to maintain, together with the CEO, more than 51% of the total voting rights. The agreement includes a non-compete agreement and severance benefits of $72,000. In June 2022, 25 shares of Preferred Series G stock were issued to the CFO/COO under terms of this agreement which represents 25% of the voting power.

Consulting Agreement

Galaxy entered into a 26-month consulting agreement in May 2017 for advisory services. In exchange for services provided, the consultants receive consulting fees of $15,000 per month and a 4.5% equity interest in Galaxy. The 4.5% equity interest was converted to common stock upon the Common Controlled Merger of R&G and Galaxy CO (as described in Note 1). The consulting agreement was renewed in May 2019 with monthly payment terms of $15,000 and 450,000 shares of common stock upon execution of the renewal. The Company paid the consultants $0 and $0 for consulting services provided during the years ended June 30, 2022 and 2021, respectively. The Company issued 0 and 97,250,000 shares to the consultants under the Company's Stock Plan during the years ended June 30, 2022 and 2021, respectively.

Consulting Agreement

The Company entered into a consulting agreement in May 2018 for advisory services such as maintaining ongoing stock market support such as drafting and delivering press releases and handling investor requests. The program will be predicated on accurate, deliberate, and direct disclosure and information flow from the Company and dissemination to the appropriate investor audiences. In exchange for these consulting services provided, the advisor received $15,000 at contract inception, 10,000 shares of common stock and $4,000 monthly through April 2019. The contract expired in fiscal year 2021. The Company paid the consultants $0 and $0 for consulting services provided during the years ended June 30, 2022 and 2021 respectively.

Agency Agreement

Effective December 11, 2018, the Company entered into a 12-month contract with an agent to raise capital. The agent receives a finder's fee ranging from 4% to 8% relative to the amount of capital raised, plus restricted shares in an amount equal to 4% of capital raised, if successful. The Agreement contains an option to extend the contract term for an additional six months. The parties signed a release to end the agreement effective January 15, 2021. The Company paid $0 in fees and issued no shares of common stock during the year ended June 30, 2022. The Company paid $40,000 in fees and issued no shares of common stock during the year ended June 30, 2021.

Investor Relations and Advisory Agreement

On May 1, 2019, the Company entered into an Investor Relations and Advisory Agreement. The Agreement was amended May 1, 2022.  The Company pays $8,000 per month under this agreement in cash and a restricted common stock monthly fee in advance of services each month. The number of shares issued is calculated based on the closing price of the Company's common shares on the first day of the month. The Company paid $0 and $0 in fees during years ended June 30, 2022 and 2021. The Company issued 61,017 common shares to the consultant on February 2, 2022 and 1,000,000 common shares on August 1, 2022.

Investor Relations Consulting Agreement

On April 26,2022, the Company entered into a 12 month Investor Relations Consulting Agreement. The Company pays $10,000 per month under this agreement in cash and $20,000 worth of restricted common stock four times over the term of the agreement. The Agreement will automatically renew each year, unless either party gives notice.

Business Development and Marketing Agreement

Effective June 10, 2019, the Company entered into a three-month contract for certain advisory and consulting services, which was renewed in one to three month increments after the initial contract period. The Company issues 15,000 shares and pays $20,000 per month under the terms of the initial agreement. The Company paid $0 and $102,500 in fees during the years ended June 30, 2022 and 2021. The Company issued 12,500 and 42,500 shares to the consultant for consulting services during the years ended June 30, 2022 and 2021, respectively.

Consulting Agreement

Effective October 1, 2019, the Company entered into a 1-year agreement for corporate consulting services and financial advisory services. The Company will issue 50,000 shares to the consultant each quarter, up to a total of 200,000 shares for the year. The Company paid $0 and $40,000 in fees during the years ended June 30, 2022 and 2021, respectively. The Company issued 0 and 50,000 shares to the consultant for consulting services during the years ended June 30, 2022 and 2021, respectively.